Other Income	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Income [Abstract]
Other Income
18.	OTHER INCOME

Other income consisted of the following:

Other income	Year ended
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
CIR tax credit	6,545	7,295	8,125
Other operating income (including CICE tax credit )-	171	130	1,992
Government grants and subsidies	21	—	5
TOTAL	6,737	7,425	10,122

During 2019, the Group recognized in “Other operating income” €1,985 for exchange gains on trade receivables linked to services denominated in US dollars (€38 were recognized as financial income in 2018).

During the 2017 and 2018 fiscal years, the Group recognized in other operating income €170 and €122, respectively, relating to the CICE ( Crédit d'impôt pour la compétitivité et l'emploi ), which is a tax credit implemented to enhance the competitiveness of businesses through the promotion of certain activities and employment. In 2017 and 2018, the tax credit was equal to 7% and 6%, respectively, of all wages paid to employees during the year in respect of salaries that do not exceed 2.5 times the French minimum wage.

During the year ended December 31, 2019 we had foreign exchange gains related to trade receivables linked to services denominated in U.S dollars, which amount to €1,985 which is recorded as other operating income.

The CICE was discontinued on January 1, 2019.